Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Aerospace/Defense: 1.1%
3,100	L3Harris Technologies, Inc.	$608,344

Bank (Money Center): 4.0%
17,000	JPMorgan Chase & Co.	2,215,270

Bank (Processing): 3.2%
38,000	The Bank Of New York Mellon Corp.	1,726,720

Bank (Super Regional): 7.7%
10,850	The PNC Financial Services Group, Inc.	1,379,035
38,500	US Bancorp	1,387,925
38,600	Wells Fargo & Co.	1,442,868
		4,209,828
Biotechnology: 2.2%
14,800	Gilead Sciences, Inc.	1,227,956

Business Support Services: 5.0%
36,000	PayPal Holdings, Inc. *	2,733,840

Cable TV: 3.7%
54,000	Comcast Corp. - Class A	2,047,140

Chemicals: 0.8%
1,500	Air Products and Chemicals, Inc.	430,815

Computer and Peripherals: 5.1%
17,000	Apple, Inc.	2,803,300

Computer Software and Services: 7.3%
13,900	Microsoft Corp.	4,007,370

Consumer Discretionary (Multi-Media): 1.9%
46,050	Paramount Global - Class B	1,027,376

Data Processing: 3.0%
14,500	Fiserv, Inc. *	1,638,935

Drug: 3.1%
10,700	AbbVie, Inc.	1,705,259

Drug Store: 2.7%
20,000	CVS Health Corp.	1,486,200

Electrical Component: 3.9%
16,500	TE Connectivity Ltd.	2,163,975

Hotels, Restaurants & Leisure: 4.3%
880	Booking Holdings, Inc. *	2,334,121

Internet: 8.3%
28,800	Alphabet, Inc. - Class C *	2,995,200
7,475	Meta Platforms, Inc. - Class A *	1,584,251
		4,579,451
Internet (Retail): 4.7%
16,600	Amazon.com, Inc. *	1,714,614
19,000	eBay, Inc.	843,030
		2,557,644
Medical Supplies: 5.8%
6,000	Becton Dickinson & Co.	1,485,240
13,000	Zimmer Biomet Holdings, Inc.	1,679,600
		3,164,840
Precision Instruments: 3.2%
3,000	Thermo Fisher Scientific, Inc.	1,729,110

Securities Brokerage: 7.9%
24,750	Morgan Stanley	2,173,050
6,675	The Goldman Sachs Group, Inc.	2,183,459
		4,356,509
Semiconductor: 3.3%
14,200	QUALCOMM, Inc.	1,811,636

Telecommunications (Equipment): 3.9%
40,800	Cisco Systems, Inc.	2,132,820

Transportation - Services: 3.8%
9,200	FedEx Corp.	2,102,108

TOTAL COMMON STOCKS (Cost $31,880,141)		$54,800,567

SHORT-TERM INVESTMENTS - 0.1%
55,961	First American Government Obligations Fund, Class X - 4.64%**	55,961

TOTAL SHORT-TERM INVESTMENTS (Cost $55,961)		$55,961

TOTAL INVESTMENTS (Cost $31,936,102): 100.0%		54,856,528
Liabilities in Excess of Other Assets: 0.0%		21,323
TOTAL NET ASSETS: 100.0%		$54,877,851

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$54,800,567	$-	$-	$54,800,567
Total Equity	$54,800,567	$-	$-	$54,800,567
Short-Term Investments	$55,961	$-	$-	$55,961
Total Investments in Securities	$54,856,528	$-	$-	$54,856,528

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.